Oct. 28, 2019
BRIDGE BUILDER TRUST

Bridge Builder Small/Mid Cap Growth Fund

Supplement dated June 8, 2020

to the Prospectus dated October 28, 2019, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

At a meeting on May 20, 2020, the trustees of the Bridge Builder Trust (the “Trust”) (i) approved the sub-advisory agreement among Olive Street Investment Advisers, Inc., (“Olive Street”), Artisan Partners Limited Partnership (“Artisan”), and the Trust on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) and (ii) approved the termination of the sub-advisory agreement among Olive Street, ClearBridge Investments LLC (“ClearBridge”), and the Trust on behalf of the Small/Mid Cap Growth Fund.

Accordingly, effective on June 8, 2020, the Prospectus is hereby supplemented and revised as follows:

1.
The fourth paragraph under the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets for each investment strategy to the following Sub-advisers: Artisan Partners Limited Partnership (“Artisan”); BlackRock Investment Management, LLC (“BlackRock”); Champlain Investment Partners, LLC (“Champlain”); Eagle Asset Management, Inc. (“Eagle”); and Stephens Investment Management Group, LLC (“SIMG”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of the Sub-advisers. Below is a summary of each Sub-adviser’s principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund”:

Artisan’s Principal Investment Strategies

Artisan’s investment team employs a fundamental investment process to construct a diversified portfolio of U.S. mid capitalization growth companies. The team seeks to invest in companies that it believes possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value. The team’s investment process focuses on two distinct elements – security selection and capital allocation. The team overlays its investment process with environmental, social and governance (“ESG”) considerations and broad knowledge of the global economy.

8.
The sub-section of the Prospectus entitled “ClearBridge’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Growth Fund – Principal Investment Strategies” is hereby deleted.